Fixed assets - Depreciation and amortization - Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	€ (2,309)	€ (2,286)	€ (2,256)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	(1,468)	(1,428)	(1,447)
Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	(567)	(570)	(532)
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	(150)	(146)	(127)
Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	(9)	(9)	(8)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	€ (115)	€ (133)	€ (142)